Issued Capital - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Apr. 30, 2022 shares $ / shares	Apr. 30, 2022 shares $ / shares	May 31, 2021 $ / shares	Apr. 30, 2021 shares $ / shares
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price			$ 3.49
Number of Options Outstanding | shares	755,000	755,000		0
Weighted Average Exercise Price Outstanding | (per share)	$ 3.64	$ 3.64		$ 0
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 11 months 15 days
Number of Options Exercisable | shares	343,750	343,750
Weighted Average Exercise Price Exercisable		$ 3.65
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 1 month 9 days
Exercise Price of 3.49
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price		$ 3.49
Number of Options Outstanding | shares	660,000	660,000
Weighted Average Exercise Price Outstanding		$ 3.49
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 11 months 1 day
Number of Options Exercisable | shares	297,500	297,500
Weighted Average Exercise Price Exercisable		$ 3.49
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 1 month 2 days
Exercise Price of 4.1
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price		$ 4.1
Number of Options Outstanding | shares	50,000	50,000
Weighted Average Exercise Price Outstanding		$ 4.1
Weighted Average Remaining Contractual Life (years) Outstanding	4 years 1 month 2 days
Number of Options Exercisable | shares	25,000	25,000
Weighted Average Exercise Price Exercisable		$ 4.1
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 1 month 2 days
Exercise Price of 4.93
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price		$ 4.93
Number of Options Outstanding | shares	5,000	5,000
Weighted Average Exercise Price Outstanding		$ 4.93
Weighted Average Remaining Contractual Life (years) Outstanding	4 years 8 months 15 days
Number of Options Exercisable | shares	1,250	1,250
Weighted Average Exercise Price Exercisable		$ 4.93
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 8 months 15 days
Exercise Price of 5.46
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price		$ 5.46
Number of Options Outstanding | shares	40,000	40,000
Weighted Average Exercise Price Outstanding		$ 5.46
Weighted Average Remaining Contractual Life (years) Outstanding	4 years 4 months 17 days
Number of Options Exercisable | shares	20,000	20,000
Weighted Average Exercise Price Exercisable		$ 5.46
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 4 months 17 days